Commitments & Contingencies (Tables)	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Purchase Commitments
Future minimum purchase commitments as of January 2, 2021 are as follows (in thousands):

Remainder of fiscal 2021	$106,067
2022	76,389
2023	72,731
2024	55,698
2025	34,446
Thereafter	5,687

Total	$351,018

Future minimum purchase commitments as of October 3, 2020 are as follows (in thousands):

2021	$112,551
2022	70,888
2023	67,229
2024	50,196
2025	33,900
Thereafter	5,687

Total	$340,451